Share Capital (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Classes Of Share Capital Text Block Abstract
Schedule of share capital
	2022 Shares	2021 Shares	2020 Shares	2022 A$	2021 A$	2020 A$
Ordinary shares
Fully paid	227,798,346	227,246,596	178,279,566	88,436,263	88,361,303	62,426,991
	227,798,346	227,246,596	178,279,566	88,436,263	88,361,303	62,426,991

Schedule of ordinary shares
Details	Number of shares	Total A$
Balance at 30 June 2019	163,215,706	60,289,875
Issue at US$0.10 pursuant to ADS public offering (2019-07-19)	13,565,200	1,926,186
Issue at A$0.16 in lieu of payment for services (2019-11-12)[1]	437,500	100,978
Exercise of NASDAQ Warrants (2020-06-23)	86,240	72
Exercise of representative warrants (2020-06-15, 2020-06-22)	974,920	540,062
Transaction costs arising on representative warrants issued	—	(55,454)
Less: Transaction costs arising on share issues	—	(374,728)
Balance at 30 June 2020	178,279,566	62,426,991
Exercise of representative warrants (2020-07-02)	5,720	-
Issue at US$0.47 pursuant to ADS public offering (2020-07-24)	42,666,720	28,165,836
Issue at $0.50 on exercise of ESOP unlisted options (2020-07-24)	100,000	50,000
Issue at US$0.25 on exercise of NASDAQ Warrants (2020-07-27)	3,008,000	1,051,626
Issue at US$0.25 on exercise of NASDAQ Warrants (2020-07-29)	40,000	13,959
Transfer from reserves on exercise of ESOP unlisted options (2020-07-24)	-	15,700
Transfer from reserves on exercise of NASDAQ Warrants (2020-07-27, 2020-07-29)	-	1,012
Issue at A$0.08 in lieu of cash for services rendered (2020-11-13)	2,737,500	219,000
Transfer from reserves on cashless exercise of ESOP unlisted options (2021-02-09)	409,090	197,010
Less: Transaction costs arising on share issues	-	(3,779,831)
Balance at 30 June 2021	227,246,596	88,361,303
Issue at $0.12 under ESOP Plan (2021-11-05)	333,000	39,960
Issue at $0.16 in lieu of payment for services (2021-12-17)	218,750	35,000
Less: Transaction costs arising on share issues	-	-
Balance at 30 June 2022	227,798,346	88,436,263